ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES

        Pactera Technology International Ltd. ("Pactera International" or the "Company", formerly known as Hisoft Technology International Limited) was incorporated in the Cayman Islands on May 27, 2004 as the holding company for a group of companies. Pactera International and its subsidiaries (collectively the "Group") provide outsourced information technology services primarily in the People's Republic of China (the "PRC"), Hong Kong, the United States of America ("U.S."), Asia South, Europe, and Japan.

        On November 9, 2012, in connection with the completion of the merger of equals with VanceInfo Technologies Inc. ("VanceInfo"), a listed company on NYSE providing outsourced information technology services, the Company changed its name to "Pactera Technology International Ltd.". VanceInfo was delisted from NYSE immediately after the merger with the Group. According to the merger agreement dated August 10, 2012 ("Merger Agreement"), the Company and the shareholders of VanceInfo each owned approximately 50% of the combined company. Each outstanding common share of VanceInfo was exchanged for the right to receive one common share of the Company and each American Depositary Share ("ADS") of VanceInfo, each of which represents one common share, was exchanged for the right to receive one ADS of the Company.

        Immediately prior to the merger of equals, the Company effected a 13.9482 to 1 common share consolidation and changed the ratio of the Company's ADSs representing common share from one ADS for nineteen common shares to one ADS for one common share. As a result, the shares data and the basic and diluted net income per share were adjusted retroactively for all periods presented.

  The VIE arrangement

        In July 2004, Pactera International entered into a series of contractual arrangements with the Group's VIE, Hisoft Technology (Dalian) Co., Ltd. ("Hisoft Dalian") in Dalian, PRC. The contractual agreements provide the Group with the power to direct the activities that most significantly affects the economic performance of the Hisoft Dalian and enable the Group to receive the substantial economic benefits of the Hisoft Dalian. Such contractual agreements enable us to (1) receive substantially all of the economic benefit from Hisoft Dalian; (2) have an exclusive option to purchase all or part of the equity interest in Hisoft Dalian at a nominal price or the minimum price permitted under applicable laws; and (3) have the power to direct the activities that most significantly affect the economic performance of Hisoft Dalian.

        The business operation and revenue of Hisoft Dalian were minimal in year 2011 and 2012 and the assets and liabilities are insignificant. The revenue of Hisoft Dalian in year 2011 and 2012 was nil and nil. Its total assets and total liabilities as of December 31, 2012 were $312 and $642, respectively.

        The Company terminated the above-mentioned contractual agreements in July 2013, thus the Group neither has power to direct the activities that most significantly affects the economic performance of Hisoft Dalian nor receives the substantial economic benefits of Hisoft Dalian. Thereafter, Hisoft Dalian does not constitute a VIE of the Group, and a gain on disposal of Hisoft Dalian of $305 was recognized for the year ended December 31, 2013.

        As of December 31, 2013, the Company's subsidiaries are as follows:

  Subsidiaries

Subsidiaries	Later of date of incorporation or acquisition	Place of incorporation	Percentage of legal ownership
Pactera Technology Japan Co., Ltd. ("Pactera Japan")	August 1, 2002	Japan	100%
DMK International, Inc. ("DMK International")	September 4, 2003	U.S.	100%
Dalian Pactera Technology Limited ("Pactera Dalian") (formerly known as HiSoft Technology (Dalian) Co., Ltd.)	July 27, 2004	PRC	100%
Pactera Systems (Hong Kong) Limited ("Pactera Systems Hong Kong")	October 12, 2005	Hong Kong	100%
Shenzhen Pactera Systems Limited ("Pactera Shenzhen Systems")	November 9, 2005	PRC	100%
HiSoft Services (Beijing) Limited ("HiSoft Beijing")	November 10, 2005	PRC	100%
Pactera Technologies NA, Inc. ("Pactera NA")	December 31, 2006	U.S.	100%
Chengdu Pactera Technology Limited ("Pactera Chengdu") (formerly known as HiSoft Technology (Chengdu) Co., Ltd.)	April 4, 2007	PRC	100%
Pactera Singapore Pte. Ltd. ("Pactera Singapore") (formerly known as Hisoft Technology (Singapore) Pte Ltd.)	December 1, 2007	Singapore	100%
Wuxi Pactera Technology Limited ("Pactera Wuxi") (formerly known as Wuxi HiSoft Services Limited)	January 8, 2009	PRC	100%
AllianceSPEC Pte. Ltd. ("AllianceSPEC")	December 1, 2009	Singapore	100%
Wuxi Pactera Technology Training Limited ("Wuxi Training Center") (formerly known as Wuxi Hisoft Technology Training Co,. Ltd.)	December 25, 2009	PRC	100%
Beijing Horizon Information & Technology Co., Ltd. ("Horizon Information")	February 1, 2010	PRC	100%
Insurance Systems Laboratory Co., Ltd. ("ISL")	July 1, 2010	Japan	100%
Beijing Pactera Jinxin Technology Limited ("Pactera Jinxin") (formerly known as HiSoft Jinxin Technology (Beijing) Co., Ltd.)	January 26, 2011	PRC	100%
NouvEON Technology Partners, Inc. ("NouvEON")	July 1, 2011	U.S.	100%
Shanghai HURO Digital Technology Co., Ltd. ("HURO")	October 1, 2011	PRC	100%
Pactera Holdings Spain, S.L. (formerly known as Logoscript International S.L.) and its subsidiaries ("Pactera Spain")	February 1, 2012	Spain	100%
Beijing Pactera Glorycube Technology Limited ("Glory") (formerly known as Beijing GloryCube Technology Co., Ltd.)	June 1, 2012	PRC	100%
Bearing Point Holdings Pty. Limited and its subsidiaries ("Bearing Point")	July 1, 2012	Australia	100%
Shenzhen Pactera Information Limited ("Pactera Shenzhen Information") (formerly known as HiSoft Technology (Shenzhen) Co., Ltd.	May 11, 2012	PRC	100%
VanceInfo Technologies Inc. ("VanceInfo")	November 9, 2012	Cayman Islands	100%
Pactera Technology Limited ("Pactera Beijing") (formerly known as VanceInfo Creative Software Technology Limited)	November 9, 2012	PRC	100%
Pactera Technology Limited ("Pactera BVI")	November 9, 2012	BVI	100%
Pactera Technologies Inc. ("Pactera US")	November 9, 2012	U.S.	100%
Pactera (Hong Kong) Limited ("Pactera Hong Kong")	November 9, 2012	Hong Kong	100%
Shanghai Pactera Technology Limited ("Pactera Shanghai Technology") (formerly known as Shanghai VanceInfo Technologies Limited)	November 9, 2012	PRC	100%
VanceInfo Technologies Limited ("VanceInfo Tianjin")	November 9, 2012	PRC	100%
Shanghai Pactera Software Technology Limited ("Pactera Shanghai") (formerly known as Shanghai VanceInfo Creative Software Technology Limited)	November 9, 2012	PRC	100%
Pactera Malaysia Inc. Sdn. Bhd. ("Pactera Malaysia")	November 9, 2012	Malaysia	100%
Shenzhen Pactera Technology Limited ("Pactera Shenzhen") (formerly known as Shenzhen VanceInfo Creative Software Technology Limited)	November 9, 2012	PRC	100%
Nanjing Pactera Technology Limited ("Pactera Nanjing") (formerly known as Nanjing VanceInfo Creative Software Technology Limited)	November 9, 2012	PRC	100%
TP Teleservices Limited ("TP Teleservices")	November 9, 2012	Hong Kong	100%
TP (Hong Kong) Limited ("TP Hong Kong")	November 9, 2012	Hong Kong	100%
TP Consultants Limited ("TP Consultants")	November 9, 2012	Hong Kong	100%
TP (Taiwan) Limited ("TP Taiwan")	November 9, 2012	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. ("TP Shanghai")	November 9, 2012	PRC	100%
Pactera Financial Service Limited ("Pactera Financial Services") (formerly named "Link Result Limited")	November 9, 2012	Hong Kong	100%
Pactera Data Service (Shanghai) Limited ("Pactera Data") (formerly known as VanceInfo Data Service (Shanghai) Limited)	November 9, 2012	PRC	100%
Beijing Viatt Information Technology Co., Ltd. ("Beijing Viatt")	November 9, 2012	PRC	100%
Lifewood Technology Limited ("Lifewood Technology")	November 9, 2012	Hong Kong	100%
Lifewood Data Technology Limited ("Lifewood Data")	November 9, 2012	Hong Kong	100%
Lifewood Data Technology (Dongguan) Limited ("Lifewood Dongguan")	November 9, 2012	PRC	100%
Pactera Technologies Australia Pty Ltd ("Pactera Australia") (formerly known as VanceInfo Technologies Australia Pty. Ltd.)	November 9, 2012	Australia	100%
Beijing Data Pioneer Information Technology Co., Ltd. ("Beijing DPC")	November 9, 2012	PRC	100%
Beijing Kang Pu Wei Century Information Technology Co., Ltd. ("Beijing KPW")	November 9, 2012	PRC	100%
VanceInfo Singapore Pte. Ltd. ("VanceInfo Singapore")	November 9, 2012	Singapore	100%
Pactera Financial Solutions Limited ("Pactera Financial Solutions")	November 9, 2012	BVI	100%
Beijing Sunwin Corporation Limited ("Sunwin")	November 9, 2012	PRC	100%
Beijing Pactera Airsoft Technology Limited ("Pactera Airsoft") (formerly known as Beijing VanceInfo Airsoft Technology Ltd.)	November 9, 2012	PRC	100%
Suzhou VanceInfo Creative Software Technology Limited ("VanceInfo Suzhou")	November 9, 2012	PRC	100%
Wuxi Pactera Outsourcing Service Limited ("Pactera Outstanding")	May 10, 2013	PRC	100%
Pactera Technology (Mauritius) Limited ("Pactera Mauritius")	August 20, 2013	Mauritius	100%